Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018
Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Cumulative effect of change in accounting principle	$ 42.8
Accounting Standards Update 2014-09 [Member] | Commissions And Customer Fees [Member]
Significant Accounting Policies [Line Items]
Cumulative effect of change in accounting principle	26.4
Accounting Standards Update 2014-09 [Member] | Pay-at-destination Model [Member]
Significant Accounting Policies [Line Items]
Cumulative effect of change in accounting principle	$ 10.5
Merchant Model [Member] | Customer Concentration Risk [Member] | Sales Revenue [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk		80.00%
Agency Model [Member] | Customer Concentration Risk [Member] | Sales Revenue [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk		5.00%
Advertising Revenue [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk		15.00%